Basis of Presentation - Going concern (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Basis of Presentation
Current assets	$ 141,581	$ 125,728
Current liabilities	183,195	185,207
Working capital position	(41,614)
Unearned revenue	$ 25,305	$ 25,828